Filed with the U.S. Securities and Exchange Commission on May 14, 2020
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	89	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	92	[	X	]

(Check appropriate box or boxes.)

SERIES PORTFOLIOS TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:

Marco Adelfio Goodwin Procter LLP 1900 N Street, NW Washington, DC 20036

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 20, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 71 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on February 14, 2020, and pursuant to Rule 485(a)(2) would become effective on April 29, 2020.

Post-Effective Amendment No. 82 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2020, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 83 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 4, 2020, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 84 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 5, 2020, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 85 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 6, 2020, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 86 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 8, 2020, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 87 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 12, 2020, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 88 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 14, 2020, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 89 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 20, 2020, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 89 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Series Portfolios Trust, certifies that this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 14th day of May, 2020.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 89 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	May 14, 2020
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	May 14, 2020
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	May 14, 2020
Koji Felton

/s/ Dana L. Armour*	Trustee	May 14, 2020
Dana L. Armour

/s/ Ryan L. Roell	President and Principal	May 14, 2020
Ryan L. Roell	Executive Officer

/s/ Cullen O. Small*	Treasurer and Principal	May 14, 2020
Cullen O. Small	Financial Officer

*By: /s/ Ryan L. Roell
Ryan L. Roell Attorney-In Fact pursuant to Power of Attorney